Risk management (Details 10) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Possible Result [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (9)
Remote Result [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (19)